Annual Fund Operating Expenses - Winton Managed Futures Trend Fund	Apr. 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Winton Managed Futures Trend Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	2.19%
Fee Waiver or Reimbursement	(0.60%)	[2]
Net Expenses (as a percentage of Assets)	1.59%
Winton Managed Futures Trend Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.94%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.60%)	[2]
Net Expenses (as a percentage of Assets)	1.34%

[1]	Restated to reflect current management fee.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses by reducing its fees and/or absorbing expenses of the Fund as described in the Fund Summary, until at least October 31, 2027 (unless terminated earlier by the Board of Trustees or as a result of the termination of the Adviser's appointment as adviser to the Fund), to ensure the total Fund operating expenses after fee waiver and reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any Fund merger or reorganization; and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.59% and 1.34% of average daily net assets attributable to Class A, and Class I shares respectively. All waived fees and absorbed/reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees or expenses have been waived or reimbursed, as applicable) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days written notice to the Adviser.